Document and Entity Information	Jun. 14, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2024
Registrant Name	Fidelity Select Portfolios
Central Index Key	0000320351
Investment Company Type	N-1A
Amendment Flag	false